REVENUE (Details - Rollforward of contract liabilities) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract liabilities, beginning	$ 2,215,212	$ 6,019,371
Additions through advance billings to or payments from vendors		3,710,528
Revenue recognized from current period advance billings to or payments from vendors		(7,514,687)
Deconsolidation of revenue	(2,215,212)
Contract liabilities, ending	$ 0	$ 2,215,212